UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375
                                   811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and
              Global Financial Services Master LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2007

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

BlackRock Global Financial Services Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)                                                           (in U.S. dollars)
-----------------------------------------------------------------------------------------------------------------------------------
                   Beneficial Interest   Mutual Funds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $ 7,165,601   Global Financial Services Portfolio of Global Financial Services Master LLC  $  95,139,530
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $75,963,102) - 100.1%                                 95,139,530

                                         Liabilities in Excess of Other Assets - (0.1%)                                     (94,484)
                                                                                                                      -------------
                                         Net Assets - 100.0%                                                          $  95,045,046
                                                                                                                      =============

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of June 30, 2007 (Unaudited)                                                         (in U.S. dollars)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Shares
                       Industry                         Held Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------------
Europe
---------------------------------------------------------------------------------------------------------------------------------
Austria - 0.8%         Commercial Banks - 0.8%         9,700 Erste Bank der Oesterreichischen Sparkassen AG           $   756,027
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Austria                               756,027
---------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.9%         Commercial Banks - 0.3%         1,800 KBC Bancassurance Holding                                    242,583
                       ----------------------------------------------------------------------------------------------------------
                       Diversified Financial          13,600 Fortis                                                       576,420
                       Services - 0.6%
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Belgium                               819,003
---------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%         Commercial Banks - 1.0%        23,100 Danske Bank A/S                                              944,610
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Denmark                               944,610
---------------------------------------------------------------------------------------------------------------------------------
France - 4.3%          Commercial Banks - 2.2%        17,700 BNP Paribas SA                                             2,102,470
                       ----------------------------------------------------------------------------------------------------------
                       Insurance - 2.1%               46,900 AXA SA                                                     2,016,028
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in France                              4,118,498
---------------------------------------------------------------------------------------------------------------------------------
Germany - 0.8%         Insurance - 0.8%               16,300 Hannover Rueckversicherung AG Registered Shares              790,388
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Germany                               790,388
---------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.0%         Commercial Banks - 1.0%        35,500 Allied Irish Banks Plc                                       969,965
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Ireland                               969,965
---------------------------------------------------------------------------------------------------------------------------------
Italy - 1.0%           Commercial Banks - 1.0%       107,700 UniCredito Italiano SpA                                      961,789
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Italy                                 961,789
---------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.3%     Diversified Financial          27,300 ING Groep NV CVA                                           1,201,577
                       Services - 1.3%
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the Netherlands                     1,201,577
---------------------------------------------------------------------------------------------------------------------------------
Spain - 2.3%           Commercial Banks - 2.3%       118,000 Banco Santander Central Hispano SA                         2,169,074
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Spain                               2,169,074
---------------------------------------------------------------------------------------------------------------------------------
Switzerland - 3.5%     Capital Markets - 3.5%         15,100 Julius Baer Holding AG Class B                             1,080,401
                                                      37,900 UBS AG                                                     2,266,584
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Switzerland                         3,346,985
---------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.6%          Commercial Banks - 0.6%       102,484 Akbank T.A.S.                                                566,005
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Turkey                                566,005
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 7.1%  Commercial Banks - 4.4%       118,600 Barclays Plc                                               1,650,071
                                                      86,100 HSBC Holdings Plc                                          1,576,533
                                                      90,200 Lloyds TSB Group Plc                                       1,002,695
                                                                                                                      -----------
                                                                                                                        4,229,299
                       ----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 1.1%        72,400 Provident Financial Plc                                    1,013,353
                       ----------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage             65,000 Kensington Group Plc                                         596,272
                       Finance - 1.6%                 51,900 Northern Rock Plc                                            898,037
                                                                                                                      -----------
                                                                                                                        1,494,309
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the United Kingdom                  6,736,961
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Europe - 24.6%                     23,380,882
---------------------------------------------------------------------------------------------------------------------------------
Middle East
---------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.4%           Commercial Banks - 0.4%        31,800 Commercial International Bank                                340,416
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the Middle East - 0.4%                340,416

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of June 30, 2007 (Unaudited)                                                         (in U.S. dollars)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Shares
                       Industry                         Held Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
North America
---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.7%         Insurance - 1.7%                2,600 Everest Re Group Ltd.                                    $   282,464
                                                      21,300 RenaissanceRe Holdings Ltd.                                1,320,387
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Bermuda                             1,602,851
---------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 2.9%  Insurance - 2.9%               44,500 ACE Ltd.                                                   2,782,140
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the Cayman Islands                  2,782,140
---------------------------------------------------------------------------------------------------------------------------------
United States - 40.7%  Capital Markets - 9.1%         13,700 Affiliated Managers Group, Inc. (a)                        1,764,012
                                                       5,700 Franklin Resources, Inc.                                     755,079
                                                      16,500 The Goldman Sachs Group, Inc.                              3,576,375
                                                      21,600 Lehman Brothers Holdings, Inc.                             1,609,632
                                                      21,800 Mellon Financial Corp.                                       959,200
                                                                                                                      -----------
                                                                                                                        8,664,298
                       ----------------------------------------------------------------------------------------------------------
                       Commercial Banks - 3.1%        58,756 Wachovia Corp.                                             3,011,245
                       ----------------------------------------------------------------------------------------------------------
                       Consumer Finance - 3.0%        24,365 American Express Co.                                       1,490,651
                                                      17,000 Capital One Financial Corp.                                1,333,480
                                                                                                                      -----------
                                                                                                                        2,824,131
                       ----------------------------------------------------------------------------------------------------------
                       Diversified Financial          90,868 Bank of America Corp.                                      4,442,536
                       Services - 13.5%               85,919 Citigroup, Inc.                                            4,406,785
                                                      82,175 JPMorgan Chase & Co. (b)                                   3,981,379
                                                                                                                      -----------
                                                                                                                       12,830,700
                       ----------------------------------------------------------------------------------------------------------
                       Insurance - 9.0%               61,932 American International Group, Inc.                         4,337,098
                                                      23,611 Hartford Financial Services Group, Inc.                    2,325,920
                                                      19,424 Prudential Financial, Inc.                                 1,888,595
                                                                                                                      -----------
                                                                                                                        8,551,613
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate Investment         14,600 American Home Mortgage Investment Corp. (b)                  268,348
                       Trusts (REITs) - 0.3%
                       ----------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage             24,400 Countrywide Financial Corp.                                  886,940
                       Finance - 2.7%                 25,600 Fannie Mae                                                 1,672,448
                                                                                                                      -----------
                                                                                                                        2,559,388
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the United States                  38,709,723
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in North America - 45.3%              43,094,714
---------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
---------------------------------------------------------------------------------------------------------------------------------
China - 2.3%           Commercial Banks - 0.8%       280,000 China Citic Bank (a)                                         214,139
                                                     178,600 China Merchants Bank Co., Ltd.                               543,891
                                                                                                                      -----------
                                                                                                                          758,030
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate Management &      476,700 Guangzhou R&F Properties Co., Ltd.                         1,463,119
                       Development - 1.5%
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in China                               2,221,149
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.8%       Commercial Banks - 0.2%       270,000 Industrial & Commercial Bank of China                        150,082
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate Management &      954,000 China Resources Land Ltd.                                  1,441,693
                       Development - 2.6%            372,300 Hopson Development Holdings Ltd.                           1,047,057
                                                                                                                      -----------
                                                                                                                        2,488,750
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Hong Kong                           2,638,832

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of June 30, 2007 (Unaudited)                                                         (in U.S. dollars)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Shares
                       Industry                         Held Common Stocks                                               Value
---------------------------------------------------------------------------------------------------------------------------------
India - 1.1%           Commercial Banks - 0.5%        21,000 ICICI Bank Ltd.                                          $   492,723
                       ----------------------------------------------------------------------------------------------------------
                       Diversified Financial         162,900 Infrastructure Development Finance Co., Ltd.                 527,169
                       Services - 0.6%
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in India                               1,019,892
---------------------------------------------------------------------------------------------------------------------------------
Indonesia - 1.2%       Commercial Banks - 1.2%       746,900 Bank Central Asia Tbk PT                                     450,377
                                                   1,874,300 Bank Mandiri Persero Tbk PT                                  647,964
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Indonesia                           1,098,341
---------------------------------------------------------------------------------------------------------------------------------
Japan - 7.6%           Capital Markets - 1.9%         57,000 Daiichi Commodities Co., Ltd.                                357,592
                                                      31,800 Nomura Holdings, Inc.                                        617,663
                                                      85,000 Takagi Securities Co., Ltd.                                  345,933
                                                     125,800 Toyo Securities Co., Ltd.                                    521,749
                                                                                                                      -----------
                                                                                                                        1,842,937
                       ----------------------------------------------------------------------------------------------------------
                       Commercial Banks - 3.0%           105 Mitsubishi UFJ Financial Group, Inc.                       1,157,172
                                                         180 Sumitomo Mitsui Financial Group, Inc.                      1,678,033
                                                                                                                      -----------
                                                                                                                        2,835,205
                       ----------------------------------------------------------------------------------------------------------
                       Household Durables - 0.9%      36,400 The Japan General Estate Co., Ltd.                           803,594
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate Management &       18,500 Sumitomo Real Estate Sales Co., Ltd.                       1,447,321
                       Development - 1.8%                100 Sunwood Corp.                                                289,563
                                                                                                                      -----------
                                                                                                                        1,736,884
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Japan                               7,218,620
---------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.2%        Diversified Financial         179,500 AMMB Holdings Bhd                                            224,727
                       Services - 0.2%
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Malaysia                              224,727
---------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.4%       Commercial Banks - 0.4%        29,200 United Overseas Bank Ltd.                                    419,766
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Singapore                             419,766
---------------------------------------------------------------------------------------------------------------------------------
South Korea - 9.7%     Commercial Banks - 4.9%        86,600 Daegu Bank Ltd.                                            1,514,624
                                                      17,600 Kookmin Bank                                               1,543,672
                                                      26,300 Shinhan Financial Group Co., Ltd.                          1,600,815
                                                                                                                      -----------
                                                                                                                        4,659,111
                       ----------------------------------------------------------------------------------------------------------
                       Insurance - 4.8%               45,700 Dongbu Insurance Co., Ltd.                                 1,529,322
                                                      97,721 Korean Reinsurance Co.                                     1,522,867
                                                     156,200 Meritz Fire & Marine Insurance Co., Ltd.                   1,522,361
                                                                                                                      -----------
                                                                                                                        4,574,550
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in South Korea                         9,233,661
---------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.4%          Commercial Banks - 0.4%       844,000 SinoPac Financial Holdings Co., Ltd.                         402,839
                       ----------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in Taiwan                                402,839
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks in the Pacific Basin/Asia - 25.7%     24,477,827
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Common Stocks
                                                             (Cost - $72,261,201) - 96.0%                              91,293,839
---------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of June 30, 2007 (Unaudited)                                                         (in U.S. dollars)
---------------------------------------------------------------------------------------------------------------------------------
                                                 Beneficial
                                                   Interest  Short-Term Securities                                       Value
---------------------------------------------------------------------------------------------------------------------------------
                                                 $2,376,051  BlackRock Liquidity Series, LLC
                                                             Cash Sweep Series, 5.33% (c)(d)                          $ 2,376,051
                                                  3,143,150  BlackRock Liquidity Series, LLC
                                                             Money Market Series, 5.33% (c)(d)(e)                       3,143,150
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Short-Term Securities
                                                             (Cost - $5,519,201) - 5.8%                                 5,519,201
---------------------------------------------------------------------------------------------------------------------------------
                                                  Number of
                                                  Contracts  Options Purchased
---------------------------------------------------------------------------------------------------------------------------------
United States - 1.0%   Call Options Purchased           235  The Bear Stearns Cos., Inc., expiring
                                                             January 2008 at USD 100                                    1,010,500
---------------------------------------------------------------------------------------------------------------------------------
                                                             Total Options Purchased
                                                             (Premiums Paid - $859,969) - 1.0%
                                                                                                                        1,010,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments  (Cost - $78,640,371*)  - 102.8%     97,823,540

                                                                Liabilities in Excess of Other Assets - (2.8%)         (2,684,010)
                                                                                                                      -----------
                                                                Net Assets - 100.0%                                   $95,139,530
                                                                                                                      ===========

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                    $79,249,184
                                                        ===========
      Gross unrealized appreciation                     $19,937,065
      Gross unrealized depreciation                      (1,362,709)
                                                        -----------
      Net unrealized appreciation                       $18,574,356
                                                        ===========
(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                   Net            Interest
      Affiliate                                                 Activity           Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $    607,490      $    124,570
      BlackRock Liquidity Series, LLC Money Market Series     $ (2,553,150)     $     10,782
      --------------------------------------------------------------------------------------

(d)   Represents the current yield as of June 30, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Global Financial Services Portfolio of Global Financial Services Master LLC
Schedule of Investments as of June 30, 2007 (Unaudited)                           (in U.S. dollars)
--------------------------------------------------------------------------------------------------

o   Forward foreign exchange contracts purchased as of June 30, 2007 were as follows:
    ----------------------------------------------------------------------------------------------
         Foreign Currency                          Settlement                          Unrealized
            Purchased                                 Date                            Appreciation
    ----------------------------------------------------------------------------------------------
           EUR    144,050                          July 2007                           $     1,181
    ----------------------------------------------------------------------------------------------
    Total Unrealized Appreciation on Forward Foreign Exchange Contracts -
    Net (USD Commitment - $193,805)                                                    $     1,181
                                                                                       ===========
o   Forward foreign exchange contracts sold as of June 30, 2007 were as follows:
    ----------------------------------------------------------------------------------------------
         Foreign Currency                          Settlement                          Unrealized
               Sold                                   Date                            Depreciation
    ----------------------------------------------------------------------------------------------
           HKD    2,558,384                        July 2007                           $       (33)
    ----------------------------------------------------------------------------------------------
    Total Unrealized Depreciation on Forward Foreign Exchange Contracts -
    Net (USD Commitment - $327,209)                                                    $       (33)
                                                                                       ===========
o   Currency Abbreviations:
    EUR        Euro
    HKD        Hong Kong Dollar
    USD        U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and
Global Financial Services Master LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock Global Financial Services Fund, Inc. and
    Global Financial Services Master LLC

Date: August 20, 2007